Annual Fund Operating Expenses - MP63 Fund - MP63 Fund	Jun. 26, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Net Expenses (as a percentage of Assets)	0.74%

[1]	The Fund also has an Administrative and Operating Services Agreement with Moneypaper Publications LLC, the parent company of the Advisor, to provide certain services to the Fund that are necessary for the Fund’s operations and are not provided by other parties. Fees for such services amounted to $125,655 for the year ended February 28, 2026, and are included in “Other Expenses”.